Loss per share - Earning per share (Details) ¥ / shares in Units, ¥ in Thousands	12 Months Ended
	Dec. 31, 2024 $ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares shares	Dec. 31, 2023 CNY (¥) ¥ / shares shares	Dec. 31, 2022 CNY (¥) ¥ / shares shares
Loss per share
Net loss from continuing operations attributable to equity holders of the Company		¥ 908,330	¥ 1,294,030	¥ 5,637,365
Net loss from discontinued operations attributable to equity holders of the Company		5,154	12,883	5,637,365
Net loss attributable to equity holders of the Company		¥ 913,484	¥ 1,306,913	¥ 5,637,365
Weighted average number of ordinary shares in issue | shares		2,630,750,526	2,259,760,407	1,927,746,700
Basic loss per share from continuing operations (RMB per share) | (per share)	$ 0.05	¥ 0.35	¥ 0.57	¥ 2.92
Basic loss per share from discontinued operations (RMB per share) | ¥ / shares		0	0.01	2.92
Basic loss per share (RMB per share) | (per share)	$ 0.05	0.35	¥ 0.58	¥ 2.92
Maximum
Loss per share
Basic loss per share from discontinued operations (RMB per share) | ¥ / shares		¥ 0.01